Financial instruments (Related risk management) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,468,599,000	$ 1,640,590,000
Financial liabilities	(1,439,343,000)	(1,346,577,000)
Gain (loss) on derivatives	(72,949,000)	12,529,000
Finance income	37,499,000	6,804,000
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	1,143,674,000	1,247,447,000	$ 918,382,000
Short-term investments	1,138,174,000	84,906,000
Derivative assets	$ 2,807,000	32,098,000
USD Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
USD Currency Risk [Member] | Cash And Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 414,683,000
Gain (loss), foreign exchange	20,734,000
USD Currency Risk [Member] | Short Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	886,020,000
Gain (loss), foreign exchange	44,301,000
USD Currency Risk [Member] | Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	136,246,000
Gain (loss), foreign exchange	6,812,000
USD Currency Risk [Member] | Accounts Payable And Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(176,746,000)
Gain (loss), foreign exchange	(8,837,000)
USD Currency Risk [Member] | Net Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(48,251,000)
Gain (loss), foreign exchange	(71,836,000)
Credit Risk [Member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	1,143,674,000	1,247,447,000
Short-term investments	1,138,174,000	84,906,000
Accounts receivable	178,088,000	272,220,000
Derivative assets	$ 2,807,000	$ 32,098,000